EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Awards
Outstanding awards at beginning of period (in shares)	2,848,903	2,439,020
Granted (in shares)	3,100,570	1,003,130
Exercised (in shares)		(237,330)
Cancelled/forfeited (in shares)	(1,432,002)	(335,971)
Expired (in shares)	(117,730)	(19,946)
Outstanding awards at end of period (in shares)	4,399,741	2,848,903
Awards vested and exercisable (in shares)	1,517,679	1,834,645
Awards vested and unvested exercisable (in shares)	1,517,679	1,834,645
Awards vested and expected to vest (in shares)	4,204,334	2,754,222
Weighted Average Exercise Price
Weighted average exercise price of awards outstanding at beginning of period (in USD per share)	$ 2.78	$ 1.56
Weighted average exercise price of awards granted (in USD per share)	1.27	6.07
Weighted average exercise price of awards exercised (in USD per share)		1.67
Weighted average exercise price of awards cancelled/forfeited (in USD per share)	2.18	4.75
Weighted average exercise price of awards expired (in USD per share)	2.02	1.65
Weighted average exercise price of awards outstanding at end of period (in USD per share)	1.88	2.78
Weighted average exercise price of awards vested and exercisable (in USD per share)	2.49	1.95
Weighted average exercise price of awards vested and unvested exercisable (in USD per share)	2.49	1.95
Weighted average exercise price of awards vested and expected to vest (in USD per share)	1.90	2.74
Weighted average share price on date of exercise (in USD per share)		9.90
Weighted Average Fair Value
Weighted average fair value of awards outstanding at beginning of period (in USD per share)	1.44	0.76
Weighted average fair value of awards granted (in USD per share)	0.92	3.32
Weighted average fair value of awards exercised (in USD per share)		0.81
Weighted average fair value of awards cancelled/forfeited (in USD per share)	1.20	2.58
Weighted average fair value of awards expired (in USD per share)	1.10	0.77
Weighted average fair value of awards outstanding at end of period (in USD per share)	1.14	1.44
Weighted average fair value of awards vested and exercisable (in USD per share)	1.28	0.95
Weighted average fair value of awards vested and unvested exercisable (in USD per share)	1.28	0.95
Weighted average fair value of awards vested and expected to vest (in USD per share)	$ 1.15	$ 1.42
Weighted Average Remaining Contractual Life (Years)
Outstanding, end of period	8 years 3 months 25 days	7 years 7 months 9 days
Vested and exercisable, end of the period	6 years 7 months 2 days	6 years 7 months 20 days
Vested and unvested exercisable, end of the period	6 years 7 months 2 days	6 years 7 months 20 days
Vested and expected to vest, end of the period	8 years 3 months 7 days	7 years 6 months 18 days
Aggregate Intrinsic Value
Aggregate intrinsic value of awards outstanding at beginning of period	$ 31	$ 32,894
Aggregate intrinsic value of awards granted	0	0
Aggregate intrinsic value of awards exercised/released		1,954
Aggregate intrinsic value of awards cancelled/forfeited	111	392
Aggregate intrinsic value of awards expired	2	20
Aggregate intrinsic value of awards outstanding at end of period	0	31
Aggregate intrinsic value of awards vested and exercisable	0	24
Aggregate intrinsic value of awards vested and unvested exercisable	0	24
Aggregate intrinsic value of awards vested and expected to vest	$ 0	$ 31